8. RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2017
Notes
8. RELATED PARTY TRANSACTIONS AND BALANCES

8. RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended December 31, 2017

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn Chief Executive Officer, Director	$265,828	$0	$0	$0	$53,262	$16,880	$335,970
Winnie Wong, Chief Financial Officer	$0	$0	$0	$0	$0	$12,660	$12,660

For the year ended December 31, 2016

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn Chief Executive Officer, Director	$265,571	$0	$0	$0	$67,972	$16,270	$349,813
Winnie Wong, Chief Financial Officer	$0	$0	$0	$0	$0	$16,270	$16,270

For the year ended December 31, 2015

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn Chief Executive Officer, Director	$235,936	$0	$0	$0	$65,251	$31,850	$333,037
Winnie Wong, Chief Financial Officer	$0	$0	$0	$0	$0	$20,475	$20,475

Related party liabilities

Years ended
	Services	December 31, 2017	December 31, 2016	December 31, 2015	As at December 31, 2017	As at December 31, 2016
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management and accounting services	$ 218,690	$ 236,975	$ 254,775	$ 21,134	$ 16,406
Paul W. Kuhn	Consulting and housing allowance and share-based payment	$ 335,970	$ 349,813	$ 333,037	$ 16,776	$ 6,446
Paul L. Nelles (b)	Salaries and share-based payment	$ 23,320	$ 35,387	$ 100,526	$ 0	$ 0
Michael Diehl (b)	Salaries and share-based payment	$ 0	$ 0	$ 47,213	$ 0	$ 0
Mineralia (c)	Consulting	$ 198,089	$ 239,882	$ 254,598	$ 17,496	$ 16,469
B&B Renting and Consulting Lda. (d)	Rent	$ 42,026	$ 26,293	$ 0	$ 4,117	$ 32,786
Adriano Barros (c)	Share-based payment	$ 16,880	$ 11,389	$ 4,550	$ 0	$ 0
TOTAL:		$ 834,975	$ 899,739	$ 994,699	$ 59,523	$ 72,107
Amounts due from:
Peshter Mining J.S.C (e)	Office, equipement, vehicles, insurance and consulting	$ 0	$ 0	$ 0	$ 0	$ 4,742

(a)    Pacific Opportunity Capital Ltd., a company controlled by a director of the Company.

(b)    Paul L. Nelles is a director of Innomatik while Michael Diehl was the former exploration manager of Innomatik. In February 2015, Mr. Diehl ceased to be the exploration manager of Innomatik.

(c)    Mineralia, a private company partially owned by Adriano Barros, the general manager of MAEPA.

(d)    B&B Renting and Consulting Lda., a private company partially owned by Adriano Barros, the general manager of MAEPA.

(e)    Peshter Mining J.S.C is a joint venture entity owned by Byrnecut and Innomatik.